Balance Sheets (USD $)	Sep. 30, 2011	Sep. 30, 2010
Current assets
Cash	$ 1,231,233	$ 2,597,366
Restricted cash	1,285,671	1,072,416
Accounts receivable, net	6,303,572	7,310,194
Inventories	13,008,891	4,666,496
Amounts due from directors	0	1,497
Value added tax receivable	1,185,057	37,586
Prepaid expenses and other current assets	3,038,835	2,442,120
Total current assets	26,053,259	18,127,675
Other assets
Property, plant and equipment, net	34,094,191	12,906,655
Land use rights	1,680,335	1,638,248
Intangible assets, net	595,833	628,333
Deposits for plant and equipment	188,883	11,385,603
Security deposit and prepaid rent	1,941,447	0
Total other assets	38,500,689	26,558,839
Total assets	64,553,948	44,686,514
Current liabilities
Accounts payable	7,696,159	8,158,461
Bank acceptance notes payable	2,571,338	2,144,832
Short-term loans	20,978,363	13,676,108
Accrued expenses and other payables	531,717	1,251,849
Payable for construction of building and machinery	399,961	297,153
Income taxes payable	183,782	702,713
Deferred income	0	110,106
Total current liabilities	32,361,320	26,341,222
Long-term loans	3,684,541	0
Total liabilities	36,045,861	26,341,222
Stockholders' equity
Common stock, $0.32 par; 31,250,000 shares authorized, 13,643,750 shares and 11,143,750 shares issued and outstanding as at September 30, 2011 and 2010, respectively	4,366,000	3,566,000
Additional paid-in capital	7,665,752	924,000
Statutory reserves	1,558,079	1,289,475
Retained earnings	12,418,347	11,053,506
Accumulated other comprehensive income	2,053,437	888,532
Total Lizhan stockholders’ equity	28,061,615	17,721,513
Non-controlling interest	446,472	623,779
Total equity	28,508,087	18,345,292
Total liabilities and stockholders' equity	$ 64,553,948	$ 44,686,514